Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Total revenue	$ 13,326,824	$ 15,097,056	$ 12,484,639
Cost of sales:	8,392,767	9,973,211	7,152,307
Total cost of sales	8,392,767	9,973,211	7,152,307
Gross profit	4,934,057	5,123,845	5,332,332
Operating expenses:
Amortization and expiration of operating lease right-of-use assets (Note 14)	29,748	28,935	40,851
Depreciation and amortization (Notes 5 and 6)	558,740	557,267	565,540
Directors fees	7,505	8,970	8,000
General and administrative (Note 17)	673,654	760,936	604,882
Provision for doubtful debts	84,952
Salaries, wages, consultants and benefits	705,830	751,811	693,964
Selling and marketing	1,268,218	1,039,713	641,393
Stock awareness program (Note 18)	146,300	161,332	402,845
Stock-based compensation (Note 10)	515,116	696,248	660,266
Software technology development (Note 8)	2,999,079	2,496,877	1,678,848
Total operating expenses	6,989,142	6,502,089	5,296,589
(Loss) Income before other income (expense) and income taxes	(2,055,085)	(1,378,244)	35,743
Other income (expense):
Foreign exchange gain (loss)	1,139	(142,857)	(69,835)
Gain on derivative liability – warrants (Note 10(c))	51	23,314	60,207
Interest and other income	1,049	185	241
Gain on settlement of debt (Note 9)	14,812
Net (loss) income before income taxes	(2,038,034)	(1,497,602)	26,356
Provision for income taxes (Note 13)	25,978	(60,010)	(6,178)
Deferred taxation recovery (expense) (Note 13)		210,499	(210,499)
Net loss and comprehensive loss	$ (2,012,056)	$ (1,347,113)	$ (190,321)
Basic loss per common share	$ (0.02)	$ (0.01)	$ (0.00)
Diluted loss per common share	$ (0.02)	$ (0.01)	$ (0.00)
Weighted average common shares outstanding, basic (Note 2)	131,305,254	131,481,983	131,340,989
Weighted average common shares outstanding, diluted (Note 2)	131,305,254	131,481,983	131,340,989
Advertising [Member]
Revenue:
Total revenue	$ 11,879,425	$ 14,425,918	$ 12,194,518
Programmatic [Member]
Revenue:
Total revenue	1,223,392	361,394	58,507
Content [Member]
Revenue:
Total revenue	$ 224,007	$ 309,744	$ 231,614